Lease Assets - Additional Information (Details)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about quantitative information about leases for lessee [Line Items]
Weighted average discount rate	7.23%
Bottom of range | Office space
Disclosure of detailed information about quantitative information about leases for lessee [Line Items]
Lease term	1 year
Bottom of range | Office equipment
Disclosure of detailed information about quantitative information about leases for lessee [Line Items]
Lease term	1 year
Bottom of range | IT and other equipment
Disclosure of detailed information about quantitative information about leases for lessee [Line Items]
Lease term	1 year
Top of range | Office space
Disclosure of detailed information about quantitative information about leases for lessee [Line Items]
Lease term	20 years
Top of range | Office equipment
Disclosure of detailed information about quantitative information about leases for lessee [Line Items]
Lease term	7 years
Top of range | IT and other equipment
Disclosure of detailed information about quantitative information about leases for lessee [Line Items]
Lease term	5 years
Weighted average | Office space
Disclosure of detailed information about quantitative information about leases for lessee [Line Items]
Lease term	7 years 1 month 6 days	7 years 8 months 12 days
Weighted average | Office equipment
Disclosure of detailed information about quantitative information about leases for lessee [Line Items]
Lease term	2 years 6 months	2 years 2 months 12 days